Stock Option Plans and 401(k) Plan (Details 3)	12 Months Ended
Mar. 31, 2015 $ / shares shares
Options outstanding at end of period | shares	207,638
Weighted Average Remaining Years until Expiration	5 years 6 months 3 days
Weighted average exercise price, Options outstanding at end of period | $ / shares	$ 10.09
Options exercisable at end of period | shares	199,013
Weighted average exercise price, Options exercisable at end of period | $ / shares	$ 10.09
$8.00 [Member]
Weighted Average Remaining Years until Expiration	7 years 6 months 9 days
$10.00 [Member]
Weighted Average Remaining Years until Expiration	4 years 10 months 17 days
$14.40 to $36.00 [Member]
Weighted Average Remaining Years until Expiration	4 years 7 months 20 days